Income Taxes (Reconciliation of Effective Income Tax Rate) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013		Mar. 31, 2012
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	35.60%	38.00%	38.00%		40.60%
Nondeductible expenses	0.10%	0.20%	0.10%
Foreign tax credit and payments	(1.00%)	(0.60%)	(0.80%)
Lower tax rates applicable to income of subsidiaries	(0.10%)	(0.40%)	(0.50%)
Change in valuation allowance	(1.30%)	(12.40%)	(7.30%)
Realization of previously unrecognized tax effects of subsidiaries		(0.10%)	(10.70%)	[1]
Nontaxable dividends received	(1.60%)	(3.30%)	(2.30%)
Undistributed earnings of subsidiaries	0.10%	0.50%	1.50%
Tax and interest expense for uncertainty in income taxes	(0.20%)		(0.10%)
Expiration of loss carryforward			2.10%
Effect of changes in tax laws	(1.70%)	1.20%
Other-net	(0.50%)	0.70%	0.90%
Effective income tax rate	29.40%	23.80%	20.90%
BTMU [Member]
Reconciliation of effective income tax rate:
Reduction of income tax expense due to realization of tax benefits from liquidation of the wholly owned subsidiaries of the company			¥ 151,309
Reduction in effective income tax rate due to realization of tax benefits from liquidation of the wholly owned subsidiaries of the company			10.70%

[1]	In April 2012, one of the wholly-owned subsidiaries of BTMU was liquidated. The liquidation resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥151,309 million reduction of income tax expense and a 10.7% reduction in the effective tax rate for the fiscal year ended March 31, 2013.